Pension and other employee obligations (Tables)	12 Months Ended
Mar. 31, 2023
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Summary of Pension and Other Employee Obligations
Pension and other employee obligations consist of the following:

	As at
	March 31, 2023	March 31, 2022
Current:
Salaries and bonus	$95,893	$93,210
Pension	1,473	1,365
Withholding taxes on salary and statutory payables	10,515	11,193

Total	$107,881	$105,768

Non-current:
Pension and other obligations	$19,504	$16,238

Total	$19,504	$16,238

Summary of Employee Benefit Costs
Employee benefit costs consist of the following:

	Year ended March 31,
	2023	2022	2021
Salaries and bonus	$690,643	$608,064	$498,431
Employee benefit plans:
Defined contribution plan	16,916	15,296	12,648
Defined benefit plan	3,518	4,339	2,839
Share-based compensation expense (Refer Note 24)	49,733	44,165	38,230

Total	$760,810	$671,864	$552,148

Employee benefit costs is recognized in the following line items in the consolidated statement of income:

	Year ended March 31,
	2023	2022	2021
Cost of revenue	$578,262	$503,748	$404,431
Selling and marketing expenses	51,665	46,614	43,601
General and administrative expenses	130,883	121,502	104,116

Total	$760,810	$671,864	$552,148

Contributions to Defined Contribution Plans
The Company’s contributions to defined contribution plans are as follows:

	Year ended March 31,
	2023	2022	2021
India	$12,037	$10,758	$8,681
United States	2,261	2,110	1,770
United Kingdom	1,170	825	898
South Africa	806	801	596
Sri Lanka	405	567	512
Philippines	237	235	191

Total	$16,916	$15,296	$12,648

Summary of Net Periodic Cost
The net periodic cost recognized by the Company in respect of gratuity payments under the Company’s gratuity plans covering eligible employees of the Company in India, the Philippines and Sri Lanka is as follows:

	Year ended March 31,
	2023	2022	2021
Service cost	$2,584	$3,368	$2,047
Interest on the net defined benefit liability	934	971	792

Net gratuity cost	$3,518	$4,339	$2,839

Summary of Net Defined Benefit Liability (Asset)

	As at
	March 2023	March 2022
Change in projected benefit obligations
Obligation at beginning of the year	$18,460	$17,220
Foreign currency translation	(1,487)	(790)
Service cost	2,584	3,368
Interest cost	1,066	1,097
Benefits paid	(3,116)	(2,374)
Business combinations	1,393	1,223
Actuarial (gain)/loss
From changes in demographic assumptions	(177)	(1,334)
From changes in financial assumptions	(650)	238
From actual experience compared to assumptions	1,376	(188)

Benefit obligation at end of the year	$19,449	$18,460

Change in plan assets
Plan assets at beginning of the year	$2,745	$1,314
Foreign currency translation	(226)	(51)
Expected return on plan assets	132	126
Actual contributions	2,640	2,415
Benefits paid	(2,954)	(2,260)
Business combinations	388	1,191
Actuarial gain	2	10

Plan assets at end of the year	$2,727	$2,745

Accrued pension liability
Current	$1,473	$1,365
Non-current	15,249	14,350

Net amount recognized	$16,722	$15,715

Present value of funded defined benefit obligation	$17,888	$18,035
Fair value of plan assets	(2,727)	(2,745)

	15,161	15,290

Present value of unfunded defined benefit obligation	$1,561	$425

Weighted average duration of defined benefit obligation (both funded and unfunded)	5.4 years	5.1 years

Actuarial Assumptions For Gratuity Plans
The assumptions used in accounting for the gratuity plans are as follows:

	Year ended March 31,
	2023	2022	2021
Discount rate:
India	7.4%	6.2% to 6.6%	6.4%
Philippines	5.9%	1.7%	3.1%
Sri Lanka	32.4%	16.4%	8.1%
Rate of increase in compensation level	7.0% to 14.0%	8.0% to 10.0%	7.0% to 8.0%
Expected rate of return on plan assets	7.4%	6.5% to 6.6%	6.4%

Sensitivity of Defined Benefit Obligation to a Change in Each Significant Actuarial Assumption
As at March 31, 2023, for each of the Company’s defined benefit plans, the sensitivity of the defined benefit obligation to a change in each significant actuarial assumption is as follows:

	India	Philippines	Sri Lanka
Discount rate:
Increase in discount rate by 1%	(4.4)%	(0.9)%	(1.6)%
Decrease in discount rate by 1%	4.8%	1.0%	1.7%
Rate of increase in compensation level:
Increase in salary escalation rate by 1%	3.4%	0.5%	1.5%
Decrease in salary escalation rate by 1%	(3.3)%	(0.5)%	(1.4)%

Maturity Analysis of Defined Benefit Payments	The maturity analysis of the Company’s defined benefit payments is as follows:

Amount
2024	$3,800
2025	3,579
2026	3,454
2027	3,587
2028	3,892
Thereafter	18,640

$36,952